Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0001495222
Registrant Name	Oxford Lane Capital Corp.
Registration File Number	333-283109
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES